Significant Accounting Policies and Significant Judgements (Details 1)	12 Months Ended
Oct. 31, 2020
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Accounts Payable And Accrued Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Long Term Debts [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL